BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (22.8%)
$10,000,000	AGL Core CLO 2, Ltd. 2019-2A (3-Month CME Term SOFR + 1.652%)[1,2]	04/20/32	6.978%	$9,993,326
10,378,861	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	6.213	6,258,650
8,198,097	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	7,877,893
8,000,000	Amur Equipment Finance Receivables XII LLC 2023-1A1	12/20/29	6.090	7,983,277
8,985,404	ARI Fleet Lease Trust 2022-A1	01/15/31	3.120	8,852,755
38,021,733	Audax Senior Debt CLO III LLC 2020-1A (3-Month CME Term SOFR + 1.872%)[1,2]	01/20/30	7.198	37,832,761
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	11,736,901
3,168,255	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	3,111,240
20,619,601	BHG Securitization Trust 2022-A1	02/20/35	1.710	19,850,675
14,580,688	BHG Securitization Trust 2023-A1	04/17/36	5.550	14,370,277
12,410,000	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	7.104	12,299,350
4,733,004	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	4,425,406
9,269,961	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	8,797,564
44,170,000	California Street CLO IX LP 2012-9A (3-Month CME Term SOFR + 1.362%)[1,2]	07/16/32	6.670	43,720,129
29,280,000	Carlyle US CLO, Ltd. 2019-2A (3-Month CME Term SOFR + 1.382%)[1,2]	07/15/32	6.690	29,131,190
1,917,941	CarMax Auto Owner Trust 2022-1	02/18/25	0.910	1,912,390
20,470,169	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,133,942
22,918,037	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	20,641,524
6,657,106	Chesapeake Funding II LLC 2020-1A1	08/15/32	0.870	6,618,129
13,859,643	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	13,749,036
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month USD-LIBOR + 1.450%)[1,2]	10/01/32	6.980	24,270,940
1,887,771	CIG Auto Receivables Trust 2021-1A1	04/14/25	0.690	1,880,000
11,711,430	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	11,652,001
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,500,982
12,445,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.950%)[1,2]	07/15/33	7.258	12,360,078
8,288,930	Dell Equipment Finance Trust 2022-1[1]	08/23/27	2.110	8,251,201
9,788,898	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	9,556,825
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month CME Term SOFR + 1.342%)[1,2]	01/15/34	6.650	16,972,048
4,296,628	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	2,507,813
13,869,516	Elm Trust 2020-3A1	08/20/29	2.954	12,911,943
10,755,391	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030	10,498,803
12,500,000	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	12,468,586
6,448,078	Exeter Automobile Receivables Trust 2022-6A	11/17/25	5.730	6,443,903
2,356,086	FCI Funding LLC 2021-1A1	04/15/33	1.130	2,265,757
20,527,442	Finance of America HECM Buyout 2022-HB1[1,2,3]	02/25/32	2.695	19,305,107
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	44,033,772
10,892,631	FNA LLC 2019-1[1,4]	12/10/31	3.000	9,476,589
10,940,000	Ford Credit Floorplan Master Owner Trust A 2023-1[1]	05/15/28	4.920	10,805,988
2,253,370	Foursight Capital Automobile Receivables Trust 2022-1[1]	09/15/25	1.150	2,240,813
19,692,949	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	17,549,759
20,289,318	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	18,112,871

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$50,750,000	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944%	$44,404,200
4,574,896	HPEFS Equipment Trust 2022-1A1	05/21/29	1.020	4,555,762
21,000,000	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	17,905,723
14,479,269	LCM XXIV, Ltd. 24A (3-Month CME Term SOFR + 1.242%)[1,2]	03/20/30	6.568	14,407,985
38,827,232	Madison Park Funding XXV, Ltd. 2017-25A (3-Month CME Term SOFR + 1.232%)[1,2]	04/25/29	6.583	38,659,327
1,454,071	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	1,445,634
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	15,868,526
8,450,000	MCF CLO IX, Ltd. 2019-1A (3-Month CME Term SOFR + 1.500%)[1,2]	07/17/31	6.808	8,389,731
41,880,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	36,671,506
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	6.999	12,288,958
47,600,000	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%)[1,2]	01/20/35	6.566	47,171,600
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	40,457,585
17,690,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	16,831,985
22,608,054	NMEF Funding LLC 2022-A1	10/16/28	2.580	22,112,843
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month USD-LIBOR + 1.100%)[1,2]	05/20/32	6.479	29,648,697
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	24,498,105
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month USD-LIBOR + 1.150%)[1,2]	05/12/31	6.492	32,619,378
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	20,256,244
14,337,000	OnDeck Asset Securitization Trust IV LLC 2023-1A1	08/19/30	7.000	14,314,567
14,640,000	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	14,561,253
13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	12,784,079
9,816,475	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	9,665,561
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	50,860,084
25,000,000	Oportun Issuance Trust 2022-A1	06/09/31	5.050	24,282,917
12,782,118	OSCAR US Funding XIV LLC 2022-1A1	03/10/25	1.600	12,647,736
25,930,000	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	23,886,597
39,116,953	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	6.358	38,806,661
19,308,435	Parliament CLO II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	6.729	19,162,909
34,720	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	34,681
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	45,178,480
19,980,000	PFS Financing Corp. 2022-C1	05/15/27	3.890	19,326,874
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	9,822,335
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	17,402,160
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	15,888,021
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	51,473,355
10,500,000	Santander Drive Auto Receivables Trust 2023-2	03/16/26	5.870	10,492,509
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	32,847,472
10,346,010	SCF Equipment Leasing LLC 2022-1A1	02/22/28	2.060	10,187,005
8,532,721	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	7,198,280

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$22,755,000	Southwick Park CLO LLC 2019-4A (3-Month CME Term SOFR + 1.322%)[1,2]	07/20/32	6.648%	$22,631,145
19,281,145	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	19,019,890
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	17,336,259
13,524,721	SWC Funding LLC 2018-1A1	08/15/33	4.750	13,255,802
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month CME Term SOFR + 1.322%)[1,2]	07/15/32	6.630	50,242,692
12,760,000	Synchrony Card Funding LLC 2022-A1	04/15/28	3.370	12,311,083
13,310,000	TierPoint Issuer LLC 2023-1A1	06/25/53	6.000	12,763,518
12,920,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	12,580,820
5,769,448	Veros Auto Receivables Trust 2022-1[1]	12/15/25	3.470	5,704,518
14,295,151	VFI ABS LLC 2022-1A1	03/24/28	2.230	13,905,011
3,427,082	Westlake Automobile Receivables Trust 2022-1A1	12/16/24	1.970	3,418,097
26,169,642	Wheels Fleet Lease Funding 1 LLC 2022-1A1	10/18/36	2.470	25,569,643
18,550,000	Wheels Fleet Lease Funding 1 LLC 2023-1A1	04/18/38	5.800	18,462,333
11,295,000	World Financial Network Credit Card Master Trust 2023-A	03/15/30	5.020	11,163,967
	Total Asset Backed Securities (Cost $1,729,192,590)			1,655,744,297

	COMMERCIAL MORTGAGE BACKED SECURITIES (6.2%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.678	21,207,669
9,350,000	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	6.914	9,309,738
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	7.120	19,848,565
9,630,020	BX Commercial Mortgage Trust 2019-XL (1-Month CME Term SOFR + 1.034%)[1,2]	10/15/36	6.256	9,596,474
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	7.336	18,116,991
44,618,626	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	6.235	43,266,409
459,282	BX Trust 2019-RP (1-Month CME Term SOFR + 1.159%)[1,2]	06/15/34	6.381	453,991
30,260,931	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,2]	02/15/38	6.236	29,088,320
20,990,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 1.514%)[1,2]	11/15/37	6.736	19,849,983
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month CME Term SOFR + 1.164%)[1,2]	05/15/38	6.386	16,379,727
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month CME Term SOFR + 3.014%)[1,2]	11/15/31	8.236	28,646,984
11,715,000	Commercial Mortgage Pass Through Certificate[1]	07/12/28	7.121	11,897,988
18,200,276	HPLY Trust 2019-HIT (1-Month CME Term SOFR + 1.114%)[1,2]	11/15/36	6.336	18,040,044
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	6.517	23,233,867
17,953,835	Med Trust 2021-MDLN (1-Month CME Term SOFR + 1.064%)[1,2]	11/15/38	6.286	17,520,852
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month CME Term SOFR + 0.915%)[1,2]	04/15/38	6.137	33,204,760

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	6.619%	$15,776,395
768,871	PFP, Ltd. 2021-7 (1-Month CME Term SOFR + 0.964%)[1,2]	04/14/38	6.186	760,036
19,929,476	Ready Capital Mortgage Financing 2022-FL8 LLC (30-Day
	SOFR + 1.650%)[1,2]	01/25/37	6.719	19,721,529
46,350,000	SPGN 2022-TFLM Mortgage Trust (1-Month CME Term
	SOFR + 1.550%)[1,2]	02/15/39	6.772	44,063,976
9,217,698	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.194%)[1,2]	07/15/38	6.416	9,126,286
24,300,000	Taubman Centers Commercial Mortgage Trust 2022-DPM (1-Month CME Term SOFR + 2.186%)[1,2]	05/15/37	7.408	23,656,871
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	8.011	19,987,382
	Total Commercial Mortgage Backed Securities (Cost $469,885,754)			452,754,837

	CORPORATE BONDS (46.2%)
	AUTO MANUFACTURERS (1.2%)
16,000,000	Daimler Truck Finance North America LLC[1]	01/17/25	5.200	15,898,990
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	23,780,889
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,007,776
13,795,000	Hyundai Capital America[1]	06/26/26	5.650	13,760,419
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,236,914
				89,684,988
	BANKS (13.6%)
51,125,000	Bank of Montreal	01/10/25	1.500	48,213,728
34,710,000	Bank of New Zealand[1]	02/20/24	3.500	34,251,336
19,870,000	Bank of New Zealand[1]	02/07/28	4.846	19,447,133
58,070,000	Bank of Nova Scotia	03/11/24	2.440	56,878,701
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	5.715	32,402,654
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,144,017
19,725,000	Canadian Imperial Bank of Commerce	04/28/28	5.001	19,449,780
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	5.676	33,410,636
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	61,324,433
38,570,000	Fifth Third Bancorp	01/25/24	3.650	38,139,300
20,810,000	Goldman Sachs Group, Inc.	12/06/23	1.217	20,465,031
29,665,000	HSBC Holdings, Plc. (SOFR + 0.534%)[2]	08/17/24	0.732	29,583,150
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	31,048,829
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%)[2]	11/03/26	7.336	5,977,137
18,414,000	Huntington Bancshares, Inc. (SOFR + 1.970%)[2]	08/04/28	4.443	17,437,230
24,145,000	Huntington National Bank (SOFR + 1.215%)[2]	11/18/25	5.699	23,639,731
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[2]	03/13/26	2.005	31,387,000
18,760,000	KeyBank NA	11/15/27	5.850	18,392,009
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	33,478,933
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%)[2]	03/18/26	3.511	23,841,772
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%)[2]	03/18/28	3.750	16,516,043
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	36,559,702
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	43,188,837

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$15,190,000	PNC Financial Services Group, Inc. (SOFR + 1.322%)[2]	06/12/26	5.812%	$15,197,381
24,915,000	Royal Bank of Canada	08/03/27	4.240	24,113,070
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	15,691,539
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	24,908,281
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,154,498
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,415,194
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%)[1,2]	01/12/27	5.711	53,484,243
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	33,424,725
22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727	22,821,395
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	18,215,400
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,746,174
26,655,000	Westpac Banking Corp.	11/18/27	5.457	27,130,314
30,895,000	Westpac New Zealand, Ltd.[1]	02/15/28	4.902	30,342,885
				986,822,221
	BEVERAGES (0.3%)
8,175,000	Constellation Brands, Inc.	05/09/24	3.600	8,032,924
15,335,000	Diageo Capital, Plc.	10/24/25	5.200	15,358,623
				23,391,547
	DIVERSIFIED FINANCIAL SERVICES (4.1%)
2,126,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	2,121,459
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	47,186,555
21,450,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	20,281,893
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	32,648,306
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	32,681,139
37,385,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	36,350,348
45,285,000	Capital One Financial Corp. (SOFR + 0.690%)[2]	12/06/24	1.343	44,395,254
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	14,139,067
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,732,970
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	43,659,137
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	22,804,429
				299,000,557
	ELECTRIC (3.0%)
74,190,000	Alexander Funding Trust[1]	11/15/23	1.841	73,065,800
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,342,863
44,131,324	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	38,727,836
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	54,748,580
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	35,674,542
				217,559,621
	HEALTHCARE-PRODUCTS (0.3%)
22,215,000	Medtronic Global Holdings SCA	03/30/28	4.250	21,725,755
	HEALTHCARE-SERVICES (0.8%)
60,630,000	Sutter Health	08/15/25	1.321	55,507,175
	INSURANCE (10.7%)
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,350,962
18,000,000	Athene Global Funding[1]	01/14/25	2.500	16,953,968
14,345,000	Athene Global Funding[1]	06/29/25	2.550	13,395,855
84,507,000	Corebridge Global Funding[1]	09/13/23	0.400	83,937,073

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$26,595,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100%	$25,026,136
59,274,000	F&G Global Funding[1]	09/20/24	0.900	55,428,087
64,675,000	GA Global Funding Trust[1]	12/08/23	1.250	63,287,898
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	5.710	49,070,990
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	39,238,793
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	69,230,426
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	71,782,654
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	17,794,278
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	36,660,363
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	34,904,693
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	44,214,505
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	28,493,342
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	40,006,632
37,290,000	SiriusPoint, Ltd.[1]	11/01/26	4.600	31,137,150
31,750,000	United Insurance Holdings Corp.	12/15/27	7.250	23,495,000
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	3,707,295
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill + 2.000%)[1,2]	01/06/26	7.409	11,700,245
				775,816,345
	INVESTMENT COMPANIES (6.7%)
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	39,799,474
46,600,000	Blackstone Private Credit Fund	09/15/24	1.750	44,038,781
30,840,000	Blackstone Private Credit Fund	11/22/24	2.350	29,120,913
9,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	8,936,396
31,201,000	Blue Owl Capital Corp.	04/15/24	5.250	30,976,757
10,000,000	Blue Owl Capital Corp.	03/30/25	4.000	9,482,168
27,070,000	Blue Owl Capital Corp. II1	11/26/24	4.625	25,889,032
18,000,000	Blue Owl Credit Income Corp.	09/23/26	3.125	15,709,078
20,015,000	Blue Owl Technology Finance Corp.[1]	12/15/25	4.750	18,466,111
18,375,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	17,517,817
26,475,000	Franklin BSP Lending Corp.	03/30/26	3.250	23,676,035
28,550,000	FS KKR Capital Corp.	07/15/24	4.625	28,128,892
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	18,059,958
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	40,501,418
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	38,860,818
49,650,000	Main Street Capital Corp.	05/01/24	5.200	49,069,721
33,980,000	Main Street Capital Corp.	07/14/26	3.000	30,361,660
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	15,197,266
				483,792,295
	OIL & GAS (0.4%)
20,480,000	Pioneer Natural Resources Co	03/29/26	5.100	20,410,569
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	9,501,820
				29,912,389
	PHARMACEUTICALS (0.5%)
22,745,000	CVS Health Corp.	02/20/26	5.000	22,667,076
12,815,000	McKesson Corp.	02/15/26	5.250	12,810,598
				35,477,674

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (0.7%)
$16,986,000	EnLink Midstream Partners LP	06/01/25	4.150%	$16,350,724
31,985,000	Northriver Midstream Finance LP1	02/15/26	5.625	30,568,064
				46,918,788
	REAL ESTATE INVESTMENT TRUSTS (1.6%)
9,290,000	American Tower Trust #1[1]	03/15/28	5.490	9,298,716
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	23,497,934
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	21,261,868
14,480,000	Realty Income Corp.	01/13/26	5.050	14,382,709
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	28,824,118
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	18,301,686
				115,567,031
	RETAIL (1.1%)
11,000,000	Nordstrom, Inc.	04/08/24	2.300	10,623,030
72,275,000	Walgreens Boots Alliance, Inc.	11/17/23	0.950	71,271,358
				81,894,388
	SEMICONDUCTORS (0.8%)
33,545,000	ams-OSRAM AG1	07/31/25	7.000	29,435,738
25,270,000	Intel Corp.	02/10/28	4.875	25,186,027
				54,621,765
	TRUCKING & LEASING (0.4%)
31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	30,520,115
	Total Corporate Bonds (Cost $3,505,713,019)			3,348,212,654

	LOAN PARTICIPATIONS AND ASSIGNMENTS (13.5%)
34,280,750	AAdvantage Loyality IP, Ltd. (3-Month CME Term SOFR + 4.750%)[2]	04/20/28	10.338	35,466,178
21,541,610	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	10.892	18,596,441
20,676,871	Allspring Buyer LLC (3-Month CME Term SOFR + 3.250%)[2]	11/01/28	8.753	20,573,486
6,654,713	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[2]	11/01/28	9.242	6,623,103
46,455,134	Asplundh Tree Expert LLC (1-Month CME Term SOFR + 1.750%)[2]	09/07/27	7.169	46,400,782
5,439,490	Avantor Funding, Inc. Term B5 (1-Month CME Term SOFR + 2.250%)[2]	11/08/27	7.669	5,434,757
14,625,000	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month CME Term SOFR + 2.250%)[2]	12/01/27	7.605	14,606,719
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B6 (1-Month CME Term SOFR + 2.500%)[2]	06/22/28	7.755	20,766,769
13,334,738	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B4 (3-Month CME Term SOFR + 3.000%)[2]	12/20/29	8.242	13,365,941
10,252,633	BCP Renaissance Parent LLC Term B3 (3-Month CME Term SOFR + 3.500%)[2]	11/02/26	8.742	10,223,311
35,700,429	Buckeye Partners LP Term B1 (1-Month CME Term SOFR + 2.250%)[2]	11/01/26	7.669	35,598,326
35,882,006	Charter Communications Operating LLC Term B1 (1-Month CME Term SOFR + 1.750%)[2]	04/30/25	7.116	35,829,619

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$19,700,000	Clean Harbors, Inc. (1-Month CME Term SOFR + 2.000%)[2]	10/08/28	7.433%	$19,739,400
25,891,030	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	7.288	25,867,987
21,409,800	Eastern Power LLC (1-Month CME Term SOFR + 3.750%)[2]	10/02/25	9.183	20,496,886
45,217,788	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[2]	08/01/27	6.963	44,496,113
21,593,739	Horizon Therapeutics USA, Inc. Term B2 (1-Month CME Term SOFR + 1.750%)[2]	03/15/28	7.156	21,554,655
3,348,892	Icon Plc. (3-Month CME Term SOFR + 2.250%)[2]	07/03/28	7.753	3,350,030
13,441,233	Icon Plc. (3-Month CME Term SOFR + 2.250%)[2]	07/03/28	7.753	13,445,803
15,720,000	Iqvia, Inc. Term A2 (1-Month CME Term SOFR + 1.250%)[2]	06/16/27	6.668	15,405,600
6,309,540	Iqvia, Inc. Term B2 (1-Month USD-LIBOR + 1.750%)[2]	01/17/25	7.288	6,307,268
18,810,890	Iqvia, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	06/11/25	7.288	18,804,494
31,224,234	Iridium Satellite LLC Term B2 (1-Month CME Term SOFR + 2.500%)[2]	11/04/26	7.919	31,189,575
32,727,932	Jazz Pharmaceuticals Plc. (1-Month CME Term SOFR + 3.500%)[2]	05/05/28	8.933	32,687,022
47,687,910	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 2.000%)[2]	01/31/25	7.433	42,164,220
22,428,460	Lumen Technologies, Inc. Term B (1-Month CME Term SOFR + 2.250%)[2]	03/15/27	7.683	15,596,303
36,141,263	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	09/01/28	9.726	33,937,730
38,105,633	NorthRiver Midstream Finance LP Term B (3-Month CME Term SOFR + 3.250%)[2]	10/01/25	8.758	38,024,087
50,000,000	NVA Holdings Parent LLC (1-Month CME Term SOFR + 1.750%)[2,4]	12/16/24	7.183	48,845,000
45,548,888	Organon & Co. (1-Month CME Term SOFR + 3.000%)[2]	06/02/28	8.257	45,355,305
15,000,000	Setanta Aircraft Leasing DAC (3-Month USD-LIBOR + 2.000%)[2]	11/05/28	7.538	14,983,650
38,250,000	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[2]	10/20/27	9.076	39,736,395
10,442,921	SS&C Technologies Holdings, Inc. Term B3 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.183	10,433,313
9,224,587	SS&C Technologies Holdings, Inc. Term B4 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.183	9,216,100
7,727,962	SS&C Technologies Holdings, Inc. Term B5 (1-Month CME Term SOFR + 1.750%)[2]	04/16/25	7.183	7,719,307
17,268,748	UGI Energy Services LLC (1-Month CME Term SOFR + 3.250%)[2]	02/22/30	8.669	17,210,552
37,830,746	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[2]	04/21/28	9.292	37,839,447
30,531,256	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) (1-Month CME Term SOFR + 1.750%)[2]	12/31/25	7.183	30,486,680
13,000,000	Vontier Corp. (1-Month CME Term SOFR + 1.125%)[2]	10/28/24	6.558	12,935,000
57,716,799	Wynn Resorts, Ltd. Term A (1-Month CME Term SOFR + 1.750%)[2]	09/20/24	7.169	56,562,463
	Total Loan Participations and Assignments (Cost $995,727,063)			977,875,817

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (1.9%)
$31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.751%	$29,771,389
10,710,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	11,130,135
99,360,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	4.354	98,771,610
	Total Municipal Bonds (Cost $141,595,417)			139,673,134
	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.6%)
8,664,567	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	8,366,321
8,270,474	CFMT LLC 2021-HB5[1,2,3]	02/25/31	0.801	8,029,813
1,129,565	Pepper Residential Securities Trust No. 23A (SOFR + 1.064%)[1,2]	08/18/60	6.249	1,128,742
619,275	Pepper Residential Securities Trust No. 24A (SOFR + 1.014%)[1,2]	11/18/60	6.199	618,754
433,239	RESIMAC Premier 2019-2A (1-Month CME Term SOFR + 1.064%)[1,2]	02/10/51	6.229	433,212
3,890,475	RESIMAC Premier 2020-1A (1-Month CME Term SOFR + 1.164%)[1,2]	02/07/52	6.310	3,885,376
6,541,416	RESIMAC Premier 2021-1A (1-Month CME Term SOFR + 0.814%)[1,2]	07/10/52	5.979	6,515,512
12,378,468	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	11,860,301
6,503,368	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	5,230,440
	Total Residential Mortgage Backed Securities (Cost $48,381,583)			46,068,471

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.6%)
70,000,000	Federal Home Loan Bank Discount Notes[6]	08/01/23	0.000	70,000,000
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	36,851,761
14,046	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.786%)[2]	04/01/36	4.697	13,695
12,357	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	4.865	12,023
10,210	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	3.995	9,990
2,548,704	Federal National Mortgage Association (FNMA)	07/01/35	5.000	2,558,768
155,057	Federal National Mortgage Association (FNMA)	11/01/35	5.500	158,503
19,475	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.933%)[2]	07/01/36	6.183	19,894
31,559	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.721%)[2]	09/01/36	5.629	31,392
21,914	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.729%)[2]	01/01/37	4.074	21,551
148,125	Federal National Mortgage Association (FNMA)	08/01/37	5.500	151,516
1,802,737	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,837,709
725,749	Federal National Mortgage Association (FNMA)	06/01/40	6.500	764,654

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$3,847	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	2.625%	$3,721
	Total U.S. Government Agency Obligations (Cost $116,218,442)			112,435,177
	U.S. TREASURY BILLS (6.7%)
60,000,000	U.S. Treasury Bill[6]	08/01/23	0.000	60,000,000
20,425,000	U.S. Treasury Bill[6]	08/10/23	0.000	20,398,723
107,500,000	U.S. Treasury Bill[6]	08/24/23	0.000	107,146,151
126,250,000	U.S. Treasury Bill[6]	09/12/23	0.000	125,480,117
108,000,000	U.S. Treasury Bill[6,7]	10/12/23	0.000	106,861,140
62,750,000	U.S. Treasury Bill[6]	11/02/23	0.000	61,893,522
	Total U.S. Treasury Bills (Cost $481,842,085)			481,779,653

TOTAL INVESTMENTS (Cost $7,488,555,953)[8]	99.5%	$7,214,544,040
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5%	35,384,585
NET ASSETS	100.0%	$7,249,928,625

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2023 was $3,726,909,507 or 51.4% of net assets.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2023 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost of investments and derivatives for federal income tax purposes is $7,488,555,953, the aggregate gross unrealized appreciation is $13,507,986 and the aggregate gross unrealized depreciation is $279,539,055, resulting in net unrealized depreciation of $266,031,069.

Abbreviations:

CME	−	Chicago Mercantile Exchange.
CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
SOFR	−	Secured Overnight Financing Rate.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2023:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	700	September 2023	$144,205,844	$142,121,875	$2,083,969
U.S. Treasury 5-Year Notes	2,550	September 2023	278,288,673	272,391,798	5,896,875
					$7,980,844

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 –	unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 –	significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2023
Asset Backed Securities	$–	$1,646,267,708	$9,476,589	$1,655,744,297
Commercial Mortgage Backed Securities	–	452,754,837	–	452,754,837
Corporate Bonds	–	3,348,212,654	–	3,348,212,654
Loan Participations and Assignments	–	929,030,817	48,845,000	977,875,817
Municipal Bonds	–	139,673,134	–	139,673,134
Residential Mortgage Backed Securities	–	46,068,471	–	46,068,471
U.S. Government Agency Obligations	–	112,435,177	–	112,435,177
U.S. Treasury Bills	–	481,779,653	–	481,779,653
Total Investment, at value	$–	$7,156,222,451	$58,321,589	$7,214,544,040
Other Financial Instruments, at value
Financial Futures Contracts	$7,980,844	$–	$–	$7,980,844
Other Financial Instruments, at value	$7,980,844	$–	$–	$7,980,844

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2023:

	Asset Backed Securities	Corporate Bonds	Loan Participations and Assignments	Total
Balance as of October 31, 2022	$12,906,891	$21,631,275	$47,785,000	$82,323,166
Purchases	-	-	-	-
Sales / Paydowns	(3,136,598)	-	-	(3,136,598)
Realized gains/(losses)	-	-	-	-
Change in unrealized appreciation/(depreciation)	(293,704)	1,863,725	966,405	2,536,426
Amortization	-	-	93,595	93,595
Transfers from Level 3	-	(23,495,000)	-	(23,495,000)
Transfers to Level 3	-	-	-	-
Balance as of July 31, 2023	$9,476,589	$-	$48,845,000	$58,321,589

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.